Basic and Diluted Net Loss per Common Share - Summary of Potentially Dilutive Securities Convertible Into Common Shares Excluded from Calculation of Net Loss Per Share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	5,621,263	21,139	5,621,263	21,139	4,982,293	127,396
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	4,405,182	21,139	4,405,182	21,139	4,407,962	127,396
Share-based Payment Arrangement, Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,213,301		1,213,301		574,331